Consolidated Statements of Operations and Comprehensive Income (Loss) - John Keeler & Co., Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE, NET	$ 24,138,548	$ 28,326,233	$ 36,951,923	$ 37,523,380
COST OF REVENUE (including approximately $17,230,000 and $5,850,000 $7,406,000 and $9,413,000 respectively, purchased from related party)	20,552,952	23,654,699	31,254,430	32,689,580
GROSS PROFIT	3,585,596	4,671,534	5,697,493	4,833,800
COMMISSIONS	105,626	118,285	155,574	227,272
SALARIES & WAGES	1,350,063	1,454,496	1,859,706	1,885,957
OTHER OPERATING EXPENSES	1,767,861	1,728,156	2,340,163	2,311,132
INCOME (LOSS) FROM OPERATIONS	362,046	1,370,597	1,342,050	409,439
OTHER INCOME	391,533
OTHER EXPENSE		(29,478)	(29,478)	(368,989)
INTEREST EXPENSE	(785,142)	(724,117)	(969,416)	(914,355)
NET INCOME (LOSS)	(31,563)	617,002	343,156	(873,905)
LESS: NET INCOME ( LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(64,678)	(7,042)	(50,716)	18,156
NET INCOME (LOSS) LOSS ATTRIBUTABLE TO JOHN KEELER & CO.	33,115	624,044	393,872	(892,061)
COMPREHENSIVE INCOME (LOSS):
TRANSLATION ADJUSTMENT ATTRIBUTABLE TO NON-CONTROLLING INTEREST	18,721	21,130	56,010	(11,868)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(45,957)	14,088	5,294	6,288
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO JOHN KEELER & CO.	33,115	624,044	393,872	(892,061)
PRO FORMA DATA:
PRO FORMA INCOME TAX EXPENSE	(81,198)	245,836	270,635	(309,096)
PRO FORMA NET (LOSS) INCOME ATTRIBUTABLE TO JOHN KEELER & CO.	114,313	378,208	123,237	(582,965)
PRO FORMA COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO JOHN KEELER & CO.	$ 114,313	$ 378,208	$ 123,237	$ (582,965)